EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 18,920	$ 14,965
Non-current assets	197,862	170,348
Current liabilities	16,933	13,784
Non-current liabilities	101,007	81,211
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,763	1,355
Non-current assets	12,675	7,492
Current liabilities	2,546	635
Non-current liabilities	6,811	3,307
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,631	210
Non-current assets	10,840	790
Current liabilities	1,773	67
Non-current liabilities	8,825	178
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,136	2,253
Non-current assets	20,351	17,056
Current liabilities	1,936	2,146
Non-current liabilities	9,229	7,487
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	17	21
Non-current assets	1,070	1,207
Current liabilities	19	42
Non-current liabilities	757	958
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	30	34
Non-current assets	321	356
Current liabilities	20	32
Non-current liabilities	84	143
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,946	2,077
Non-current assets	9,162	9,303
Current liabilities	1,206	1,357
Non-current liabilities	7,217	6,697
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,054	841
Non-current assets	13,394	13,308
Current liabilities	1,727	1,263
Non-current liabilities	6,284	6,081
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,325	1,223
Non-current assets	24,322	25,078
Current liabilities	2,160	1,929
Non-current liabilities	12,981	9,538
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	359	646
Non-current assets	5,723	6,142
Current liabilities	444	487
Non-current liabilities	3,738	4,238
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,421	1,096
Non-current assets	1,169	736
Current liabilities	640	505
Non-current liabilities	330	222
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,985	2,496
Non-current assets	39,322	36,668
Current liabilities	2,272	3,485
Non-current liabilities	17,787	17,107
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,854	1,279
Non-current assets	19,622	12,288
Current liabilities	1,214	903
Non-current liabilities	9,164	7,290
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	32	43
Non-current assets	115	685
Current liabilities	12	30
Non-current liabilities	63	299
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	197	161
Non-current assets	6,097	6,157
Current liabilities	215	230
Non-current liabilities	4,003	3,945
Core | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,170	1,230
Non-current assets	33,679	33,082
Current liabilities	749	673
Non-current liabilities	$ 13,734	$ 13,721